Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Trade and Other Payables [Abstract]
Trade payables		$ 1,744,828	$ 2,910,197
GEM commitment Fee Put Amount payable	[1]		3,909,452
Other payables		185,159	(93,705)
Accruals		15,739,364	9,769,032
Excise tax payable		1,541,438	1,476,807
Total		$ 19,210,789	$ 17,971,783

[1]	On July 4, 2023, CRML entered into an agreement with affiliates of GEM Global Yield LLC (the GEM Agreement), pursuant to which the Company was entitled to draw up to $125 million of gross proceeds in exchange for the issuance of ordinary shares of the Company. Beginning in March 2025, the Company and GEM were engaged in various disputes regarding the GEM Agreement. On 5 March 2026, the Company and the GEM investor reached an agreement to settle the dispute. Under the settlement agreement, GEM exercised in full its warrant to purchase ordinary shares in the Company, which was originally issued in February 2024, pursuant to which it received 1,409,624 ordinary shares. The Company also issued 2,744,062 ordinary shares to GEM for no additional consideration. (refer to note 21)